Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Property and Equipment

11. Property and Equipment

Property and equipment consisted of the following at December 31, 2025 and 2024 (in thousands):

		December 31,
	Lives in years	2025	2024
Leasehold improvements	1 to 2	$138	$6
Plant & Equipment	3 to 5	1	—
Office equipment and furniture	3 to 5	282	420
		421	427
Less: accumulated depreciation and amortization		(284)	(424)
		$137	$3

Future NRG Sdn. Bhd. [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment

7. PROPERTY AND EQUIPMENT, NET

	June 30, 2026 (USD)	Dec 31, 2025 (USD)
Freehold land	401,253	402,883
Building — net	2,596,718	2,638,829
Plant and machinery — net	1,394,978	1,461,536
Computer and office equipment — net	10,269	14,665
Air conditioners, furniture and fittings — net	391	484
Property and equipment, net — continuing operations	4,403,609	4,518,397

Depreciation expense from continuing operations: Q2 2026: USD 96,504 (June 30, 2025: USD 92,277) (included within cost of revenues and operating expenses).

7.	PROPERTY AND EQUIPMENT, NET – CONTINUING OPERATIONS

	Note	2025	2024
		(USD)	(USD)
Cost:
Land		402,883	365,570
Building		3,155,999	2,863,705
Machinery		2,455,818	2,228,372
Computer & office equipment		64,280	51,730
Other assets		4,188	3,340
Total cost		6,083,168	5,512,717
Less: Accumulated depreciation:
Building		(517,170)	(411,998)
Machinery		(994,282)	(791,695)
Other assets		(53,319)	(41,496)
Total depreciation		(1,564,771)	(1,245,189)

Property and equipment, net		4,518,397	4,267,528

Depreciation expense from continuing operations: USD 191,982 (FY2025); USD 173,709 (FY2024).